Accounts Receivable, Net (Details) - Schedule of Accounts Receivable and Allowance for Credit Losses ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	¥ 253,035	$ 34,818	¥ 266,076
Less: allowance for credit losses	(6,223)	(856)	(5,097)
Accounts receivable, net	¥ 246,812	$ 33,962	¥ 260,979